Taxes	12 Months Ended
Dec. 31, 2018
Taxes [Abstract]
Taxes Disclosure [Text Block]
Note 19 – Taxes

Taxes Payable

Taxes payable as of December 31, 2018 and 2017 consist of the following:

	December 31, 2018	December 31, 2017

Corporation income tax payable	$227,386	$416,579
Other tax payable	117,177	125,813

Total	$344,563	$542,392

Corporation Income Tax (“CIT”)

Tantech BVI was incorporated in the BVI and is not subject to income taxes under the current laws of BVI.

USCNHK and Euroasia are holding companies registered in Hong Kong and has no operating profit for tax liabilities.

Tantech Bamboo was registered in the PRC and is subject to corporate income tax at a reduced rate of 15% starting from 2008 when it was approved by local government as a high-tech company.

Tantech Energy was registered in the PRC and is also subject to corporate income tax at a reduced rate of 15% starting from 2013 when it was approved by local government as a high-tech company. Lishui Tantech Energy, Jiamu, Jiyi, Wangbo, Bamboo Tourism, Tantech Charcoal, Tantech Babiku and Tanbo Tech are all subject to income tax at unified rate of 25%. Shangchi Automobile was approved by local government as a high –Tech company on December 7, 2017 and was subject to income tax rate of 15%.

The impact of the tax holidays noted above decreased foreign taxes by $158,424, $899,503 and $906,131 for the years ended December 31, 2018, 2017 and 2016, respectively. The benefit of the tax holidays on net income per share (basic and diluted) was $0.01, $0.03 and $0.03 for the years ended December 31, 2018, 2017 and 2016, respectively.

The following table reconciles PRC statutory rates to the Company’s effective tax rates for the years ended December 31, 2018, 2017 and 2016:

	Years ended December 31,
	2018	2017	2016
Statutory PRC income tax rate	25%	25%	25%
Favorable tax rate impact (a)	(8)%	(10)%	(10)%
Permanent difference and others	(1)%	2%	1%
Changes of deferred tax assets valuation allowances	35%	17%	-%
Total	51%	34%	16%

(a)	Three of the Company’s subsidiaries, Tantech Bamboo, Shangchi Automobile and Tantech Energy are subject to tax rate of 15%.

The provision for income tax consisted of the following:
	Years ended December 31,
	2018	2017	2016
Current	$1,031,158	$1,334,254	$1,465,744
Deferred	-	193,749	(98,474)
Total	$1,031,158	$1,528,003	$1,367,270

Significant components of deferred tax assets and liabilities are as follows:

	December 31, 2018	December 31, 2017
Deferred tax assets:
Allowance for doubtful accounts and other reserves	$2,389,719	$1,682,706
Valuation allowance	(2,389,719)	(1,682,706)
Total	$-	$-

Deferred tax liability:
Increase in fair value of intangible assets acquired through acquisition	$2,053,512	$2,086,086
Total	$2,053,512	$2,086,086

At December 31, 2018 and 2017, the Company
has provided full valuation allowance for deferred tax assets that the Company estimated the Company could not realize due to expected future operating loss in certain entities.
As of December 31, 2018, and 2017, the valuation allowance was
$2,389,719 and $1,682,706,
respectively. The net change in the valuation allowance was an increase of
$707,013, $1,212,303 and $73,516 for the years ended December 31, 2018, 2017 and 2016, respectively. The Company’s management reviews this valuation allowance periodically and makes adjustments as necessary.